Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 17, 2015	Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	SWX
Entity Registrant Name	SOUTHWEST GAS CORP
Entity Central Index Key	0000092416
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		46,637,647
Entity Public Float			$ 2,454,899,230